Organization (Details)	12 Months Ended
Dec. 31, 2018
BORQS International [Member]
Date of incorporation/Acquisition	Jul. 27, 2007
Place of incorporation	Cayman
Percentage of direct or indirect ownership by the Company Direct	100.00%
Principal activities	Holding company
BORQS Hong Kong Limited ("Borqs HK") [Member]
Date of incorporation/Acquisition	Jul. 19, 2007
Place of incorporation	Hong Kong
Percentage of direct or indirect ownership by the Company Direct	100.00%
Principal activities	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. ("Borqs Beijing") [Member]
Date of incorporation/Acquisition	Sep. 04, 2007	[1]
Place of incorporation	PRC	[1]
Percentage of direct or indirect ownership by the Company Direct	100.00%	[1]
Principal activities	Provision of software and service solutions and hardware products sales	[1]
BORQS Software Solutions Private Limited ("Borqs India") [Member]
Date of incorporation/Acquisition	Jul. 17, 2009
Place of incorporation	India
Percentage of direct or indirect ownership by the Company Direct	100.00%
Principal activities	Provision of software and service solutions
Beijing Big Cloud Network Technology Co., Ltd. ("Big Cloud Network") [Member]
Date of incorporation/Acquisition	Apr. 18, 2014	[1],[2]
Place of incorporation	PRC	[1],[2]
Percentage of direct or indirect ownership by the Company Direct	0.00%	[1],[2]
Principal activities	Holding company	[1],[2]
Yuantel (Beijing) Investment Management Co., Ltd. ("Yuantel") [Member]
Date of incorporation/Acquisition	Jul. 11, 2014	[2],[3]
Place of incorporation	PRC	[2],[3]
Percentage of direct or indirect ownership by the Company Direct	79.00%	[2],[3]
Principal activities	Holding company	[2],[3]
Yuantel (Beijing) Telecommunications Technology Co., Ltd. ("Yuantel Telecom") [Member]
Date of incorporation/Acquisition	Jul. 11, 2014	[2],[3]
Place of incorporation	PRC	[2],[3]
Percentage of direct or indirect ownership by the Company Direct	75.05%	[2],[3]
Principal activities	Provision of MVNO and other services	[2],[3]

[1]	Collectively, the "PRC Subsidiaries".
[2]	Collectively, the "Consolidated VIEs".
[3]	On July 11, 2014, Borqs International through Big Cloud Network acquired the controlling interest in Yuantel and its subsidiary.